Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible Assets
Intangible assets

7.      Intangible assets

	Completed Development Technology	Product development in progress	Intellectual property and patents registration	Software	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2023	2,971	717	1,911	104	5,703
Additions – other*	-	298		40	338
At June 30, 2023	2,971	1,015	1,911	144	6,041

Amortisation
At January 1, 2023	(330)	-	-	(23)	(353)
Amortisation charge	(496)	-	-	(8)	(504)
At June 30, 2023	(826)	-	-	(31)	(857)

Net book value
At June 30, 2023	2,145	1,015	1,911	113	5,184

2022
Cost
At January 1, 2022	-	1,918	1,911	23	3,852
Additions – other*	37	1,733	-	81	1,851
Transfers during the year	2,934	(2,934)	-	-	-
At December 31, 2022	2,971	717	1,911	104	5,703

Amortisation
At January 1, 2022	-	-	-	(5)	(5)
Amortisation charge	(330)	-	-	(18)	(348)
At December 31, 2022	(330)	-	-	(23)	(353)

Net book value
At December 31, 2022	2,641	717	1,911	81	5,350

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.

Intellectual property of €1.9 million (2022: €1.9 million) and capitalised project development costs of €1 million (2022: €0.7 million) are considered to be of indefinite life and accordingly are not amortized. Completed development technology represents the costs incurred on bringing our first generation HEVO electrolyzer to market and is being amortised over a useful life of 3 years.

Research and development expenditure (excluding those related to wages and salaries) of €0.94 million (2022: €0.40 million) have been recognised during the six-month periods ended June 30, 2023 and 2022.

The Group considers that there have been no indicators of impairment during the period. The annual impairment analysis will be performed as at December 31, 2023.